Asset-backed securitization debt (Details Textual) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Asset-backed securitization debt [Member]
Asset backed Securitization Debt Current And Noncurrent	¥ 13,790.0	¥ 8,780.0
Weighted Average Interest Rate For Outstanding asset backed Securitization Debt	8.10%	5.70%
Secured Debt [Member]
Interest charges	¥ 967.4	¥ 453.0